DEC-28-2006 13:03 From: [redacted] To:7202777103O P.2/2

CERTNAS

cik 318833

06065408

NASDAQ

THE NASDAQ STOCK MARKET
LISTING QUALIFICATIONS DEPARTMENT
9600 BLACKWELL ROAD
ROCKVILLE, MD 20850

1-8604

Gary Sundick
Vice President
Listing / Investigations

RECD S.E.C.
DEC 28 2006
1086

By Facsimile and First Class Mail

December 28, 2006

PROCESSED
JAN 03 2007
THOMSON FINANCIAL

Mr. Brian K. Johnson
Office of Filings and Information Services
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Johnson:

This is to certify that on December 28, 2006 The Nasdaq Stock Market (the "Exchange") received from Team, Inc. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Stock, $.30 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Gary Sundick